Acquisitions, Nichols Purchase Price Allocation Table (Details) (USD $) In Millions, unless otherwise specified	Jan. 03, 2011 Alexco	Aug. 09, 2010 Nichols
Allocation of purchase price:
Inventory	$ 6.6	$ 3.9
Other current assets		2.3
Property, plant and equipment	4.5	4.2
Definite-lived intangible assets		4.3
Goodwill	34.1	3.1
Accounts payable and other current liabilities	(1.0)	(2.1)
Total consideration paid		$ 15.7